TYPE		13F-HR
PERIOD	06/30/2011
FILER
	CIK	1386088
	CCC	$cnncdo4
SUBMISSION-CONTACT
	NAME	E.OLSEN
	PHONE	703-251-0170

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:
Edelman Financial Services, LLC
Address:
4000 Legato Road, 9th Floor
Fairfax VA 22033
13F File Number:
28-122214
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Eric Michael Olsen

Title:
Trading and Risk Analyst

Phone:
703-251-0170

Signature,
Place,
and Date of Signing:
Eric Michael Olsen
Richmond, Virginia
August 3, 2011
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
N/A

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
25
Form 13F Information Table Value Total:
$2,675,216


List of Other Included Managers:
N/A


FORM 13F INFORMATION TABLE
                                                       Value        InveOtherVote
Name of Issuer                  Title of ClaCusip     x1000  Shares DiscManagAuth
VANGUARD BD INDEX TOTAL BND     EQUITY - ETF921937835  44239  545086SOLE      NONE
VANGUARD BD INDEX SH TRM BND    EQUITY - ETF921937827  21384  263898SOLE      NONE
ISHARES TR MSCI EAFE            EQUITY - ETF464287465     72    1191SOLE      NONE
ISHARES TR JPM EMG MRKT BND     EQUITY - ETF464288281     56     510SOLE      NONE
ISHARES TR GSCI CMDTY           EQUITY - ETF46428R107     54    1587SOLE      NONE
ISHARES TR HI YLD CORP BOND FD  EQUITY - ETF464288513     78     853SOLE      NONE
ISHARES TR NAT RES INDEX FD     EQUITY - ETF464287374 285314 6534913SOLE      NONE
ISHARES TR MIDCAP 400 INDEX FD  EQUITY - ETF464287507 349423 3576493SOLE      NONE
ISHARES TR RUSSELL MICRO CAP    EQUITY - ETF464288869     49     959SOLE      NONE
ISHARES TR RUSSELL 1000 VALUE   EQUITY - ETF464287598 619052 9066374SOLE      NONE
ISHARES TR CORP BOND FD         EQUITY - ETF464287242 396604 3601237SOLE      NONE
POWERSHARES GLOBAL ETF TRUST    EQUITY - ETF73936T615    117    8562SOLE      NONE
POWERSHARES HI YLD CORP BND     EQUITY - ETF73936T557     56    3004SOLE      NONE
POWERSHARES FTSE RAFI US 1000   EQUITY - ETF73935X583     49     837SOLE      NONE
POWERSHARES FTSE RAFI US 1500   EQUITY - ETF73935X567     53     783SOLE      NONE
POWERSHARES LISTED PRIV         EQUITY - ETF73935X195     47    4388SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908611     53     762SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF92204A306    140    1263SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908553 303994 5058137SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908629    177    2203SOLE      NONE
VANGUARD TOTAL STK MKT ETF      EQUITY - ETF922908769  76172 1113617SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908744    263    4694SOLE      NONE
VANGUARD GROWTH ETF             EQUITY - ETF922908736 577657 8929607SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922042858     57    1176SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908652     57     981SOLE      NONE
